Private Placement (Detail)	4 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Aggregate purchase price (in Dollars) | $	$ 7,000,000
Private Placement Warrant [Member] | Sponsor [Member]
Purchase of warrants (in Shares) | shares	4,666,667
Warrant price per share	$ 1.50
Class A ordinary shares | Private Placement Warrant [Member]
Warrant price per share	$ 11.50